BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Right of use assets (Details)	12 Months Ended
Dec. 31, 2022
Buildings | Minimum
Right of use assets
Useful life of right of use assets (in years)	2 years
Buildings | Maximum
Right of use assets
Useful life of right of use assets (in years)	5 years
Fixtures and fittings | Minimum
Right of use assets
Useful life of right of use assets (in years)	4 years
Fixtures and fittings | Maximum
Right of use assets
Useful life of right of use assets (in years)	5 years
Software and rights | Minimum
Right of use assets
Useful life of right of use assets (in years)	3 years
Software and rights | Maximum
Right of use assets
Useful life of right of use assets (in years)	15 years
Other | Minimum
Right of use assets
Useful life of right of use assets (in years)	2 years
Other | Maximum
Right of use assets
Useful life of right of use assets (in years)	3 years